Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax expense
Total income tax expense	$ 453,218	$ 542,853	$ 269,242
PRC [Member]
Current tax expense
Current tax expense	276,190	202,229	26,946
Deferred tax expense
Deferred tax expense	$ 177,028	$ 340,624	$ 242,296